Liquidity and capital resources - Summary of Consolidated Cash Flows Information (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Cash Flows From Capital Increase [Abstract]
Net cash used in operations		€ (8,331)	€ (16,308)
Net cash (used in)/from investing activities		965	1,140
Net cash (used in)/from financing activities		(102)	(445)
Effects of exchange rate changes		(1)	(20)
Change in Cash and cash equivalents		(7,469)	(15,633)
Net cash burned over the period	[1]	€ (7,469)	€ (15,633)

[1]	‘Net cash burn’ is an alternative performance measure determined by the year-on-year net variance in the Group’s treasury position as above defined. The purpose of this measure for the Management is to determine the change of the treasury position. ‘Treasury position’ is an alternative performance measure determined by adding Short-term investments and Cash and cash equivalents from the statement of financial position prepared in accordance with IFRS. The purpose of this measure by Management is to identify the level of cash available internally (excluding external sources of financing) within 12 months.